UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

        Investment Company Act file number     811-09205
                                          ------------------------------

                      Advantage Advisers Xanthus Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  INVESTMENT IN SECURITIES - 123.64%

                  U.S. COMMON STOCK - 82.32%
                    APPLICATIONS SOFTWARE - 2.73%
763,100                       Quest Software, Inc.*                                      (a)                $      12,415,637
                                                                                                            -----------------
                    BUSINESS TO BUSINESS / E-COMMERCE - 1.37%
259,160                       I2 Technologies, Inc.*                                     (a)                        6,219,840
                                                                                                            -----------------
                    COMPUTER SERVICES - 4.13%
295,900                       BISYS Group, Inc.*                                                                    3,391,014
354,224                       Manhattan Associates, Inc.*                                (a)                        9,716,364
162,260                       Syntel, Inc.                                                                          5,622,309
                                                                                                            -----------------
                                                                                                                   18,729,687
                                                                                                            -----------------
                    COMPUTERS - 5.91%
141,230                       Apple, Inc.*                                               (a)                       13,121,679
341,834                       Hewlett-Packard Co.                                        (a)                       13,721,217
                                                                                                            -----------------
                                                                                                                   26,842,896
                                                                                                            -----------------
                    COMPUTERS - INTEGRATED SYSTEMS - 0.88%
421,880                       Brocade Communications Systems, Inc.*                                                 4,016,298
                                                                                                            -----------------
                    COMPUTERS - MEMORY DEVICES - 1.70%
175,780                       SanDisk Corp.*                                             (b)                        7,699,164
      1                       Seagate Technology Escrow                                                                    28
                                                                                                            -----------------
                                                                                                                    7,699,192
                                                                                                            -----------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 2.20%
390,978                       Synaptics, Inc.*                                           (a)                       10,001,217
                                                                                                            -----------------
                    DECISION SUPPORT SOFTWARE - 2.26%
284,620                       SPSS, Inc.*                                                (a)                       10,274,782
                                                                                                            -----------------
                    DISTRIBUTION / WHOLESALE - 0.93%
114,600                       Owens & Minor, Inc.                                                                   4,209,258
                                                                                                            -----------------
                    E-COMMERCE / SERVICES - 1.50%
292,970                       Expedia, Inc.*                                             (a)                        6,791,045
                                                                                                            -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 12.00%
904,640                       Altera Corp.                                               (a)                       18,083,754
228,846                       Broadcom Corp., Class A*                                   (a)                        7,339,091
 84,590                       IPG Photonics Corp.*                                       (a)                        1,624,128

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
  405,428                     MIPS Technologies, Inc.*                                   (a)                $       3,620,472
2,268,730                     ON Semiconductor Corp.*                                    (a)                       20,237,072
  273,972                     Volterra Semiconductor Corp.*                              (a)                        3,578,074
                                                                                                            -----------------
                                                                                                                   54,482,591
                                                                                                            -----------------
                    ELECTRONIC MEASURING INSTRUMENTS - 0.69%
  115,970                     Trimble Navigation, Ltd.*                                  (a)                        3,112,635
                                                                                                            -----------------
                    ENTERPRISE SOFTWARE / SERVICES - 2.76%
  361,620                     Informatica Corp.*                                         (a)                        4,856,557
  463,723                     Taleo Corp., Class A*                                      (a)                        7,688,527
                                                                                                            -----------------
                                                                                                                   12,545,084
                                                                                                            -----------------
                    ENTERTAINMENT SOFTWARE - 2.88%
  382,992                     THQ, Inc.*                                                 (a)                       13,094,496
                                                                                                            -----------------
                    FUNERAL SERVICES & RELATED ITEMS - 0.92%
  351,570                     Service Corp. International                                (a)                        4,169,620
                                                                                                            -----------------
                    INTERNET APPLICATION SOFTWARE - 1.52%
  407,450                     Interwoven, Inc.*                                          (a)                        6,885,905
                                                                                                            -----------------
                    INTERNET INCUBATORS - 1.02%
1,571,700                     Safeguard Scientifics, Inc.*                               (a)                        4,652,232
                                                                                                            -----------------
                    MEDICAL PRODUCTS - 0.54%
  109,375                     Accuray, Inc.*                                             (a)                        2,432,500
                                                                                                            -----------------
                    NETWORKING PRODUCTS - 2.72%
  218,220                     Cisco Systems, Inc.*                                       (a)(b)                     5,571,156
  499,770                     Foundry Networks, Inc.*                                    (a)                        6,781,879
                                                                                                            -----------------
                                                                                                                   12,353,035
                                                                                                            -----------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 1.18%
   43,940                     Devon Energy Corp.                                                                    3,041,527
   42,130                     XTO Energy, Inc.                                           (a)                        2,309,145
                                                                                                            -----------------
                                                                                                                    5,350,672
                                                                                                            -----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 5.28%
  449,230                     Analog Devices, Inc.                                       (a)                       15,493,943
  637,740                     Cirrus Logic, Inc.*                                        (a)                        4,885,088

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (CONTINUED)
  325,920                     Micrel, Inc.*                                              (a)                $       3,591,638
                                                                                                            -----------------
                                                                                                                   23,970,669
                                                                                                            -----------------
                    SEMICONDUCTOR EQUIPMENT - 8.98%
  290,810                     KLA-Tencor Corp.                                           (a)                       15,505,989
  635,718                     Tessera Technologies, Inc.*                                (a)                       25,263,434
                                                                                                            -----------------
                                                                                                                   40,769,423
                                                                                                            -----------------
                    TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 2.48%
  219,340                     Corning, Inc.*                                             (a)(b)                     4,987,792
  350,203                     Oplink Communications, Inc.*                               (a)                        6,293,148
                                                                                                            -----------------
                                                                                                                   11,280,940
                                                                                                            -----------------
                    THEATERS - 2.90%
  493,500                     National Cinemedia, Inc.*                                  (a)                       13,176,450
                                                                                                            -----------------
                    THERAPEUTICS - 3.75%
  222,393                     Gilead Sciences, Inc.*                                     (a)                       17,046,423
                                                                                                            -----------------
                    WEB PORTALS / ISP - 3.17%
  460,690                     Yahoo!, Inc.*                                              (a)                       14,414,990
                                                                                                            -----------------
                    WIRELESS EQUIPMENT - 5.92%
  508,710                     Qualcomm, Inc.                                             (a)                       21,701,569
  175,780                     SBA Communications Corp., Class A*                         (a)                        5,194,299
                                                                                                            -----------------
                                                                                                                   26,895,868
                                                                                                            -----------------
                  TOTAL U.S. COMMON STOCK (COST $360,699,863)                                               $     373,833,385
                                                                                                            -----------------

                  CANADA COMMON STOCK - 0.76%
                    ADVANCED MATERIALS / PRODUCTS - 0.76%
1,055,108                     Neo Material Technologies, Inc.*                                                      3,475,413
                                                                                                            -----------------
                  TOTAL CANADA COMMON STOCK (COST $3,413,381)                                               $       3,475,413
                                                                                                            -----------------

                  CHINA COMMON STOCK - 7.26%
                    BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.45%
2,319,057                     China National Building Material Co., Ltd.                                           2,041,797
                                                                                                            -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  CHINA COMMON STOCK - (CONTINUED)
                    BUILDING PRODUCTS - CEMENT / AGGREGATE - 0.08%
  108,794                     Anhui Conch Cement Co., Ltd.                                                  $         387,742
                                                                                                            -----------------
                    CELLULAR TELECOMMUNICATIONS - 0.10%
  140,349                     Linktone, Ltd. - Sponsored ADR*                                                         467,362
                                                                                                            -----------------
                    DIVERSIFIED MINERALS - 0.16%
2,929,715                     China Rare Earth Holdings, Ltd.                                                         719,845
                                                                                                            -----------------
                    INTERNET CONTENT - ENTERTAINMENT - 3.85%
  651,143                     Shanda Interactive Entertainment, Ltd. -                   (a)                       17,483,190
                              Sponsored ADR*                                                                -----------------

                    MARINE SERVICES - 0.04%
  579,764                     Xiamen International Port Co., Ltd.*                                                    161,741
                                                                                                            -----------------
                    WEB PORTALS / ISP - 2.58%
  347,996                     Sina Corp.*                                                (a)                       11,696,146
                                                                                                            -----------------
                  TOTAL CHINA COMMON STOCK (COST $29,537,450)                                                     $32,957,823
                                                                                                            -----------------

                  FRANCE COMMON STOCK - 5.00%
                    ENTERPRISE SOFTWARE / SERVICES - 2.16%
  270,990                     Business Objects S.A. - Sponsored ADR*                     (a)                        9,807,128
                                                                                                            -----------------
                    ENTERTAINMENT SOFTWARE - 2.84%
  264,901                     Ubisoft Entertainment SA*                                                            12,888,372
                                                                                                            -----------------
                  TOTAL FRANCE COMMON STOCK (COST $18,723,996)                                                    $22,695,500
                                                                                                            -----------------

                  GERMANY COMMON STOCK - 1.63%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.63%
  475,210                     Infineon Technologies AG - Sponsored ADR*                                             7,399,020
                                                                                                            -----------------
                  TOTAL GERMANY COMMON STOCK (COST $7,404,264)                                              $       7,399,020
                                                                                                            -----------------

                  HONG KONG COMMON STOCK - 6.64%
                    AGRICULTURAL CHEMICALS - 0.33%
6,152,403                     Century Sunshine Ecological Technology Holdings, Ltd.                                 1,480,183
                                                                                                            -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  HONG KONG COMMON STOCK - (CONTINUED)
                    AGRICULTURAL OPERATIONS - 0.52%
1,193,128                     China Agri-Industries, Ltd.                                                   $         532,875
2,402,367                     China Green Holdings, Ltd.                                                            1,847,679
                                                                                                            -----------------
                                                                                                                    2,380,554
                                                                                                            -----------------
                    BUILDING - HEAVY CONSTRUCTION - 0.23%
2,328,334                     PYI Corp., Ltd.                                                                       1,033,921
                                                                                                            -----------------
                    DISTRIBUTION / WHOLESALE - 0.04%
  657,453                     Pacific Andes International Holdings, Ltd.                                              181,732
                                                                                                            -----------------
                    DIVERSIFIED OPERATIONS - 2.20%
8,129,457                     Guangdong Investment, Ltd.                                                            4,338,207
  337,424                     NWS Holdings, Ltd.                                                                      906,793
6,292,763                     Tianjin Development Holdings, Ltd.                                                    4,759,283
                                                                                                            -----------------
                                                                                                                   10,004,283
                                                                                                            -----------------
                    FINANCE - OTHER SERVICES - 1.89%
  878,914                     Hong Kong Exchange & Clearing, Ltd.                                                   8,565,032
                                                                                                            -----------------
                    REAL ESTATE OPERATIONS / DEVELOPMENT - 0.13%
2,047,195                     China Everbright International, Ltd.                                                    573,741
                                                                                                            -----------------
                    RENTAL AUTO / EQUIPMENT - 0.57%
1,041,807                     Cosco Pacific, Ltd.                                                                   2,581,103
                                                                                                            -----------------
                    TELECOMMUNICATION SERVICES - 0.02%
  300,000                     Citic 1616 Holdings, Ltd.                                                                99,050
                                                                                                            -----------------
                    TRAVEL SERVICES - 0.71%
6,957,173                     China Travel International Investment Hong Kong, Ltd.                                 3,249,663
                                                                                                            -----------------
                  TOTAL HONG KONG COMMON STOCK (COST $30,137,226)                                           $      30,149,262
                                                                                                            -----------------

                  INDIA COMMON STOCK - 1.13%
                    APPLICATIONS SOFTWARE - 1.13%
  226,300                     Satyam Computer Services, Ltd. - Sponsored ADR                                        5,137,010
                                                                                                            -----------------
                  TOTAL INDIA COMMON STOCK (COST $5,506,150)                                                $       5,137,010
                                                                                                            -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  MALAYSIA COMMON STOCK - 0.83%
                    AGRICULTURAL OPERATIONS - 0.50%
  351,568                     IOI Corp., BHD                                                                $       2,247,188
                                                                                                            -----------------
                    DIVERSIFIED OPERATIONS - 0.33%
1,171,886                     UEM World BHD                                                                         1,518,452
                                                                                                            -----------------
                  TOTAL MALAYSIA COMMON STOCK (COST $3,657,526)                                             $       3,765,640
                                                                                                            -----------------

                  SINGAPORE COMMON STOCK - 5.17%
                    AGRICULTURAL OPERATIONS - 1.31%
3,275,670                     Wilmar International, Ltd.                                                            5,932,622
                                                                                                            -----------------
                    FINANCE - OTHER SERVICES - 3.42%
3,602,380                     Singapore Exchange, Ltd.                                                             15,539,771
                                                                                                            -----------------
                    METAL - ALUMINUM - 0.44%
1,808,285                     Midas Holdings, Ltd.*                                                                 2,000,737
                                                                                                            -----------------
                  TOTAL SINGAPORE COMMON STOCK (COST $20,558,596)                                           $      23,473,130
                                                                                                            -----------------

                  SPAIN COMMON STOCK - 2.35%
                    POWER CONVERSION / SUPPLY EQUIPMENT - 2.35%
  295,527                     Gamesa Corp. Tecnologica, S.A.                                                       10,660,892
                                                                                                            -----------------
                  TOTAL SPAIN COMMON STOCK (COST $7,323,862)                                                $      10,660,892
                                                                                                            -----------------

                  SWEDEN COMMON STOCK - 1.57%
                    WIRELESS EQUIPMENT - 1.57%
  192,486                     Telefonaktiebolaget LM Ericsson                             (a)                       7,139,306
                                                                                                            -----------------
                  TOTAL SWEDEN COMMON STOCK (COST $7,600,218)                                               $       7,139,306
                                                                                                            -----------------

                  SWITZERLAND COMMON STOCK - 1.57%
                    ENGINEERING / R&D SERVICES - 1.57%
  415,390                     ABB, Ltd. - Sponsored ADR                                   (a)                       7,136,400
                                                                                                            -----------------
                  TOTAL SWITZERLAND COMMON STOCK (COST $6,822,239)                                          $       7,136,400
                                                                                                            -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
SHARES                                                                                                        MARKET VALUE
                  TAIWAN COMMON STOCK - 1.25%
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.25%
  527,330                     Taiwan Semiconductor Manufacturing Co., Ltd. -                                $       5,668,797
                              Sponsored ADR                                                                 -----------------

                  TOTAL TAIWAN COMMON STOCK (COST $5,874,448)                                               $       5,668,797
                                                                                                            -----------------

                  UNITED KINGDOM COMMON STOCK - 3.84%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.84%
2,220,563                     ARM Holdings, PLC - Sponsored ADR                                                    17,431,420
                                                                                                            -----------------
                  TOTAL UNITED KINGDOM COMMON STOCK (COST $15,766,625)                                      $      17,431,420
                                                                                                            -----------------

CONTRACTS

                  PURCHASED OPTIONS - 2.32%
                    CALL OPTIONS - 0.67%
                    APPLICATIONS SOFTWARE - 0.10%
    4,095                     Microsoft Corp., 05/19/2007, $27.50                                                     462,735
                                                                                                            -----------------
                    COMPUTERS - MEMORY DEVICES - 0.05%
    2,932                     Sandisk Corp., 04/21/2007, $45.00                                                       205,240
                                                                                                            -----------------
                    NETWORKING PRODUCTS - 0.10%
    5,848                     Cisco Systems, Inc., 07/21/2007, $27.50                                                 467,840
                                                                                                            -----------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.42%
   14,629                     Corning, Inc., 05/19/2007, $22.50                                                     1,901,770
                                                                                                            -----------------
                    TOTAL CALL OPTIONS (COST $3,497,729)                                                    $       3,037,585
                                                                                                            -----------------
                    PUT OPTIONS - 1.65%
                    COATINGS / PAINT - 0.03%
      587                     Sherwin-Williams Co.,  06/16/2007, $65.00                                               137,945
                                                                                                            -----------------
                    REGISTERED INVESTMENT COMPANY - 1.62%
   38,020                     Nasdaq - 100 Trust, 06/16/2007, $45.00                                                7,375,880
                                                                                                            -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARCH 31, 2007
CONTRACTS                                                                                                     MARKET VALUE
                  PURCHASED OPTIONS - (CONTINUED)
                    TOTAL PUT OPTIONS (COST $8,330,956)                                                     $       7,513,825
                                                                                                            -----------------
                  TOTAL PURCHASED OPTIONS (COST $11,828,685)                                                $      10,551,410
                                                                                                            -----------------

                  TOTAL INVESTMENTS (COST $534,854,529) - 123.64%                                           $     561,474,408
                                                                                                            -----------------

                  OTHER ASSETS, LESS LIABILITIES - (23.64%) **                                                   (107,353,571)
                                                                                                            -----------------

                  NET ASSETS - 100.00%                                                                      $     454,120,837
                                                                                                            =================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  Security held in connection with an open put or call option contract.
*    Non-income producing security.
** Includes $8,024,994 invested in a PNC Bank Money Market Account, which is 1.77% of net assets.
ADR  American Depository Receipt
+ At December 31, 2006, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $483,709,250, and $214,852,584, respectively. At December 31, 2006, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $28,897,783, consisting of $41,381,068 gross unrealized appreciation and $12,483,285 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED - (42.43%)
                    U.S COMMON STOCK - (35.09%)
                    BUILDING - RESIDENTIAL / COMMERCIAL - (1.33%)
   70,320                     Hovnanian Enterprises, Inc.                                               $      (1,769,251)
  160,890                     Pulte Homes, Inc.                                                                (4,257,150)
                                                                                                        -----------------
                                                                                                               (6,026,401)
                                                                                                        -----------------
                    CABLE TELEVISION - (1.12%)
  195,600                     Comcast Corp., Class A                                                           (5,075,820)
                                                                                                        -----------------
                    COMMERCIAL SERVICES - FINANCE - (1.87%)
  122,750                     Equifax, Inc.                                                                    (4,474,238)
   11,750                     H&R Block, Inc.                                                                    (247,220)
  117,380                     Jackson Hewitt Tax Service, Inc.                                                 (3,777,288)
                                                                                                        -----------------
                                                                                                               (8,498,746)
                                                                                                        -----------------
                    COMMON TRUST FUND - (1.63%)
   73,280                     Retail HOLDRs Trust                                                              (7,404,944)
                                                                                                        -----------------
                    COMPUTER SERVICES - (1.14%)
   58,590                     Cognizant Technology Solutions Corp., Class A                                    (5,171,739)
                                                                                                        -----------------
                    COMPUTERS - (1.22%)
   58,590                     International Business Machines Corp.                                            (5,522,693)
                                                                                                        -----------------
                    COMPUTERS - MEMORY DEVICES - (1.09%)
  123,000                     Imation Corp.                                                                    (4,966,740)
                                                                                                        -----------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - (1.81%)
  140,620                     Lexmark International, Inc., Class A                                             (8,220,645)
                                                                                                        -----------------
                    DIRECT MARKETING - (1.33%)
  219,350                     Harte-Hanks, Inc.                                                                (6,051,867)
                                                                                                        -----------------
                    DISTRIBUTION / WHOLESALE - (0.16%)
   11,600                     CDW Corp.                                                                          (712,588)
                                                                                                        -----------------
                    ELECTRIC PRODUCTS - MISCELLANEOUS - (0.77%)
  123,300                     Molex, Inc.                                                                      (3,477,060)
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.53%)
  157,440                     AVX Corp.                                                                        (2,393,088)
                                                                                                        -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                  U.S. COMMON STOCK (CONTINUED)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (6.43%)
  704,580                     Advanced Micro Devices, Inc.                                              $      (9,201,815)
  249,020                     Fairchild Semiconductor International, Inc.                                      (4,163,614)
  213,880                     International Rectifier Corp.                                                    (8,172,355)
   72,890                     Microchip Technology, Inc.                                                       (2,589,782)
  180,180                     Micron Technology, Inc.                                                          (2,176,574)
   57,960                     NVIDIA Corp.                                                                     (1,668,089)
   43,940                     SIRF Technology Holdings, Inc.                                                   (1,219,774)
                                                                                                        -----------------
                                                                                                              (29,192,003)
                                                                                                        -----------------
                    ELECTRONIC CONNECTORS - (0.50%)
   34,920                     Amphenol Corp., Class A                                                          (2,254,784)
                                                                                                        -----------------
                    ENTERTAINMENT SOFTWARE - (1.62%)
  146,256                     Electronic Arts, Inc.                                                            (7,365,452)
                                                                                                        -----------------
                    FOOD - CONFECTIONERY - (0.56%)
   46,560                     Hershey Foods Corp.                                                              (2,544,970)
                                                                                                        -----------------
                    LASERS - SYSTEMS / COMPONENTS - (1.14%)
  125,030                     Cymer, Inc.                                                                      (5,194,997)
                                                                                                        -----------------
                    MACHINERY - PUMPS - (0.35%)
   40,620                     Graco, Inc.                                                                      (1,590,679)
                                                                                                        -----------------
                    MULTI-MEDIA - (0.66%)
   52,090                     Meredith Corp.                                                                   (2,989,445)
                                                                                                        -----------------
                    NETWORKING PRODUCTS - (0.25%)
   58,590                     Juniper Networks, Inc.                                                           (1,153,051)
                                                                                                        -----------------
                    POWER CONVERSION / SUPPLY EQUIPMENT - (0.52%)
   49,140                     Hubbell, Inc., Class B                                                           (2,370,514)
                                                                                                        -----------------
                    REGISTERED INVESTMENT COMPANY - (5.99%)
  117,190                     iShares DJ U.S. Real Estate Index Fund                                           (9,989,276)
   43,960                     Ishares FTSE/Xinhua China 25 Index Fund                                          (4,502,823)
  792,090                     Ishares MSCI Hong Kong Index                                                    (12,720,965)
                                                                                                        -----------------
                                                                                                              (27,213,064)
                                                                                                        -----------------
                    REITS - APARTMENTS - (0.74%)
   58,520                     Apartment Investment & Management Co., Class A                                   (3,376,019)
                                                                                                        -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.15%)
   17,320                     Hittite Microwave Corp.                                                   $        (695,744)
                                                                                                        -----------------
                    SEMICONDUCTOR EQUIPMENT - (0.32%)
   45,680                     Novellus Systems, Inc.                                                           (1,462,674)
                                                                                                        -----------------
                    TRANSPORT - SERVICES - (0.47%)
   43,300                     Ryder System, Inc.                                                               (2,136,422)
                                                                                                        -----------------
                    WEB PORTALS / ISP - (0.12%)
   74,610                     EarthLink, Inc.                                                                    (548,383)
                                                                                                        -----------------
                    WIRELESS EQUIPMENT - (1.27%)
  325,130                     Motorola, Inc.                                                                   (5,745,047)
                                                                                                        -----------------
                         TOTAL U.S. COMMON STOCK (PROCEEDS $161,857,916)                                $    (159,355,579)
                                                                                                        -----------------
                    CHINA COMMON STOCK - (3.24%)
                    BUILDING PRODUCTS - CEMENT / AGGREGATE - (0.20%)
  263,054                     Anhui Conch Cement Co., Ltd.                                                       (937,525)
                                                                                                        -----------------
                    ENERGY - ALTERNATE SOURCES - (0.36%)
   46,800                     Suntech Power Holdings Co., Ltd. - Sponsored ADR                                 (1,619,748)
                                                                                                        -----------------
                    INTERNET CONTENT - INFORMATION / NETWORK - (1.00%)
   46,880                     Baidu.com, Inc. - Sponsored ADR                                                  (4,526,264)
                                                                                                        -----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.12%)
   77,100                     Semiconductor Manufacturing International Corp. - Sponsored ADR                    (533,532)
                                                                                                        -----------------
                    TELECOMMUNICATION EQUIPMENT - (1.33%)
1,985,692                     Foxconn International Holdings, Ltd.                                             (6,060,563)
                                                                                                        -----------------
                    WEB PORTALS / ISP - (0.23%)
   58,600                     Netease.com, Inc. - Sponsored ADR                                                (1,039,564)
                                                                                                        -----------------
                         TOTAL CHINA COMMON STOCK (PROCEEDS $14,676,394)                                $     (14,717,196)
                                                                                                        -----------------
                         GERMANY COMMON STOCK - (0.19%)
                    COMPUTERS - MEMORY DEVICES - (0.19%)
   58,610                     Qimonda AG - Sponsored ADR                                                         (841,640)
                                                                                                        -----------------
                           TOTAL GERMANY COMMON STOCK (PROCEEDS $909,587)                               $        (841,640)
                                                                                                        -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                    HONG KONG COMMON STOCK - (1.08%)
                    CELLULAR TELECOMMUNICATIONS - (0.70%)
   70,970                     China Mobile Hong Kong, Ltd. - Sponsored ADR                              $      (3,183,004)
                                                                                                        -----------------
                    FOOD - MISCELLANEOUS / DIVERSIFIED - (0.22%)
1,316,052                     Cofco International, Ltd.                                                          (985,239)
                                                                                                        -----------------
                    PUBLISHING - NEWSPAPERS - (0.01%)
  116,982                     SCMP Group, Ltd.                                                                    (42,216)
                                                                                                        -----------------
                    REAL ESTATE OPERATIONS / DEVELOPMENT - (0.13%)
  117,188                     Kerry Properties, Ltd.                                                             (602,118)
                                                                                                        -----------------
                    RETAIL -  PERFUME AND COSMETICS - (0.02%)
  256,191                     Sa Sa  International Holdings, Ltd.                                                 (75,078)
                                                                                                        -----------------
                         TOTAL HONG KONG COMMON STOCK (PROCEEDS $4,854,637)                             $      (4,887,655)
                                                                                                        -----------------
                    INDIA COMMON STOCK - (0.47%)
                    COMMERCIAL BANKS - NON U.S. - (0.47%)
   57,970                     ICICI Bank, Ltd. - Sponsored ADR                                                 (2,130,398)
                                                                                                        -----------------
                         TOTAL INDIA COMMON STOCK (PROCEEDS $2,565,994)                                 $      (2,130,398)
                                                                                                        -----------------
                    ISRAEL COMMON STOCK - (0.37%)
                    INTERNET SECURITY - (0.37%)
   76,241                     Check Point Software Technologies, Ltd.                                          (1,698,649)
                                                                                                        -----------------
                        TOTAL ISRAEL COMMON STOCK (PROCEEDS $1,421,354)                                 $      (1,698,649)
                                                                                                        -----------------
                    JAPAN COMMON STOCK - (0.10%)
                    AUDIO / VIDEO PRODUCTS - (0.10%)
    9,250                     Sony Corp. - Sponsored ADR                                                         (467,033)
                                                                                                        -----------------
                         TOTAL JAPAN COMMON STOCK (PROCEEDS $346,927)                                   $        (467,033)
                                                                                                        -----------------
                    SWITZERLAND COMMON STOCK - (0.86%)
                    COMPUTERS - PERIPHERAL EQUIPMENT - (0.86%)
  140,630                     Logitech International S.A.                                                      (3,913,733)
                                                                                                        -----------------
                           TOTAL SWITZERLAND COMMON STOCK (PROCEEDS $3,872,925)                         $      (3,913,733)
                                                                                                        -----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                  TAIWAN COMMON STOCK - (1.03%)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.03%)
  208,020                     Silicon Motion Technology Corp. - Sponsored ADR                           $      (4,684,610)
                                                                                                        -----------------
                           TOTAL TAIWAN COMMON STOCK (PROCEEDS $5,370,698)                              $      (4,684,610)
                                                                                                        -----------------
                    UNITED KINGDOM COMMON STOCK - 0.00%
                        CELLULAR TELECOMMUNICATIONS - 0.00%
        1                     Vodafone Group PLC - Sponsored ADR                                                      (20)
                                                                                                        -----------------
                           TOTAL UNITED KINGDOM COMMON STOCK (PROCEEDS $18)                             $             (20)
                                                                                                        -----------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $195,876,449)                      $    (192,696,513)
                                                                                                        =================

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   March 31, 2007
   Net                                                                                               Unrealized
Notional             Maturity                                                                      Appreciation /
 Amount                Date                                                                        (Depreciation)
-----------    ---------------------    ----------------------------------------------------       --------------

               AUDIO / VIDEO PRODUCTS - (0.01%)
$(4,640,711)        01/08/2010          Matsushita Electric Industrial Co., Ltd.                   $    (28,287)
                                                                                                  -------------

                                        Agreement with Morgan Stanley, dated 02/02/2007 to
                                        receive the total return of the shares of Matsushita
                                        Electric Industrial Co., Ltd. in exchange for an
                                        amount to be paid monthly equal to the LIBOR rate
                                        less 0.40%.

              BUILDING & CONSTRUCTION PRODUCTS - MISC. - 0.02%
  1,978,899         04/24/2008          GS Engineering & Construction Corp.                              94,689
                                                                                                  -------------

                                        Agreement with Morgan Stanley, dated 02/26/2007 to
                                        receive the total return of the shares of GS
                                        Engineering & Construction Corp. in exchange for an
                                        amount to be paid monthly equal to the LIBOR rate
                                        plus 0.45%.

              CHEMICALS - PLASTICS - 0.00%
  2,040,061         04/24/2008          Formosa Plastics Corp.                                            10,143
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 03/26/2007 to
                                        receive the total return of the shares of Formosa
                                        Plastics Corp. in exchange for an amount to be paid
                                        monthly equal to the LIBOR rate plus 0.45%.

              CIRCUIT BOARDS - (0.02%)
    705,014         04/24/2008          Ya Hsin Industrial Co., Ltd.                                    (103,594)
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 01/08/2007 to
                                        receive the total return of the shares of Ya Hsin
                                        Industrial Co., Ltd. in exchange for an amount to
                                        be paid monthly equal to the LIBOR rate plus 0.45%.

              COMPUTERS - INTEGRATED SYSTEMS - 0.03%
 (3,238,628)        01/08/2010          Fujitsu. Ltd.                                                    146,799
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 02/01/2007 to
                                        receive the total return of the shares of Fujitsu,
                                        Ltd. in exchange for an amount to be paid monthly
                                        equal to the LIBOR rate less 0.40%.

                                                                                                   March 31, 2007
   Net                                                                                               Unrealized
Notional             Maturity                                                                      Appreciation /
 Amount                Date                                                                        (Depreciation)
-----------    ---------------------    ----------------------------------------------------       --------------

              DIVERSIFIED OPERATIONS - (0.01%)
 $  523,681         04/24/2008          On*Media Corp.                                             $     (53,414)
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 02/14/2007 to
                                        receive the total return of the shares of On*Media
                                        Corp. in exchange for an amount to be paid monthly
                                        equal to the LIBOR rate plus 0.45%.

              E-COMMERCE / PRODUCTS - 0.00%
  7,979,848         04/24/2008          Daum Communications Corp.                                          8,001
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 07/13/2006 to
                                        receive the total return of the shares of Daum
                                        Communications Corp. in exchange for an amount to
                                        be paid monthly equal to the LIBOR rate plus 0.45%.

              E-COMMERCE / SERVICES - 0.02%
  3,619,435         04/24/2008          Esang Networks Co., Ltd.                                          83,393
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 09/22/2006 to
                                        receive the total return of the shares of Esang
                                        Networks Co., Ltd.. in exchange for an amount to be
                                        paid monthly equal to the LIBOR rate plus 0.45%.

              ELECTRIC PRODUCTS - MISCELLANEOUS - (0.01%)
   (927,363)        04/24/2008          LG Electronics, Inc.                                             (64,715)
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 02/01/2007 to
                                        receive the total return of the shares of LG
                                        Electronics, Inc. in exchange for an amount to be
                                        paid monthly to the LIBOR rate less 1.50%.

              ELECTRONIC COMPONENTS - MISC. - 0.03%
 (2,784,303)        04/24/2008          Asustek Computer, Inc.                                            25,258

                                        Agreement with Morgan Stanley, dated 03/23/2007 to
                                        receive the total return of the shares of Asustek
                                        Computer, Inc. in exchange for an amount to be paid
                                        monthly to the LIBOR rate less 3.50%.

                                                                                                   March 31, 2007
   Net                                                                                               Unrealized
Notional             Maturity                                                                      Appreciation /
 Amount                Date                                                                        (Depreciation)
-----------    ---------------------    ----------------------------------------------------       --------------

              ELECTRONIC COMPONENTS - MISC. - 0.03% (CONTINUED)
 $  576,316         04/24/2008          I-Chiun Precision Industry Co., Ltd.                       $     (11,246)

                                        Agreement with Morgan Stanley, dated 03/26/2007 to
                                        receive the total return of the shares of I-Chiun
                                        Precision Industry Co., Ltd. in exchange for an
                                        amount to be paid monthly to the LIBOR rate plus
                                        0.45%.

  2,426,121         04/24/2008          Seoul Semiconductor Co., Ltd.                                    127,740

                                        Agreement with Morgan Stanley, dated 03/22/2007 to
                                        receive the total return of the shares of Seoul
                                        Semiconductor Co., Ltd. in exchange for an amount
                                        to be paid monthly to the LIBOR rate plus 0.45%.          --------------
                                                                                                         141,752
                                                                                                  --------------

              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.40%
(11,649,504)        01/08/2010          Elpida Memory, Inc.                                            1,502,450

                                        Agreement with Morgan Stanley, dated 01/05/2007 to
                                        receive the total return of the shares of Elpida
                                        Memory, Inc. in exchange for an amount to be paid
                                        monthly to the LIBOR rate less 0.52%.

 (7,769,870)        04/24/2008          Hynix Semiconductor                                             (260,481)

                                        Agreement with Morgan Stanley, dated 10/26/2006 to
                                        receive the total return of the shares of Hynix
                                        Semiconductor in exchange for an amount to be paid
                                        monthly to the LIBOR rate less 2.60%.

  5,878,648         04/24/2008          Mediatek, Inc.                                                   444,148

                                        Agreement with Morgan Stanley, dated 05/05/2006 to
                                        receive the total return of shares of Mediatek,
                                        Inc. in exchange for an amount to be paid monthly
                                        to the rate plus 0.45%.

  1,890,651         04/24/2008          Opto Tech Corp.                                                   33,972

                                        Agreement with Morgan Stanley, dated 03/29/2007 to
                                        receive the total return of shares of Opto Tech
                                        Corp. in exchange for an amount to be paid monthly
                                        to the LIBOR rate plus 0.45%.

  1,806,961         10/20/2008          Renesola, Ltd.                                                    74,363

                                        Agreement with Morgan Stanley, dated 11/15/2006 to
                                        receive the total return of the shares of Renasola,
                                        Ltd. in exchange for an amount to be paid monthly
                                        to the LIBOR rate plus 0.50%.                             --------------
                                                                                                       1,794,452
                                                                                                  --------------

                                                                                                   March 31, 2007
   Net                                                                                               Unrealized
Notional             Maturity                                                                      Appreciation /
 Amount                Date                                                                        (Depreciation)
-----------    ---------------------    ----------------------------------------------------       --------------

              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
$(4,799,114)        10/20/2008          CSR PLC                                                    $     148,698

                                        Agreement with Morgan Stanley, dated 10/18/2006 to
                                        receive the total return of the shares of CSR, PLC
                                        in exchange for an amount to be paid monthly to the
                                        LIBOR rate less 0.475%.

    730,451         01/08/2010          NEC Electronics Corp.                                            (23,705)

                                        Agreement with Morgan Stanley, dated 03/09/2007 to
                                        receive the total return of the shares of NEC
                                        Electronics Corp. in exchange for an amount to be
                                        paid monthly to the LIBOR rate plus 0.45%.

  1,649,378         04/24/2008          Powertech Technology, Inc.                                       (84,948)

                                        Agreement with Morgan Stanley, dated 09/15/2006 to
                                        receive the total return of the shares of Powertech
                                        Technology, Inc. in exchange for an amount to be
                                        paid monthly equal to the LIBOR rate plus 0.45%.

  2,892,313         04/24/2008          Richtek Technology Corp.                                         118,314

                                        Agreement with Morgan Stanley, dated 10/30/2006 to
                                        receive the total return of the shares of Richtek
                                        Technology Corp. in exchange for an amount to be
                                        paid monthly equal to the LIBOR rate plus 0.45%.          --------------
                                                                                                         158,359
                                                                                                  --------------

              SEMICONDUCTOR EQUIPMENT - 0.05%
  2,488,220         04/24/2008          MJC Probe, Inc.                                                  218,802
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 02/26/2007 to
                                        receive the total return of the shares of MJC
                                        Probe, Inc. in exchange for an amount to be paid
                                        monthly equal to the LIBOR rate plus 0.45%.

              TRAVEL SERVICES - 0.00%
    449,776         04/24/2008          Hana Tour Service, Inc.                                            2,921
                                                                                                  --------------

                                        Agreement with Morgan Stanley, dated 03/28/2007 to
                                        receive the total return of the shares of Hana Tour
                                        Service, Inc. in exchange for an amount to be paid
                                        monthly equal to the LIBOR rate plus 0.45%.

                                                                                                   March 31, 2007
   Net                                                                                               Unrealized
Notional             Maturity                                                                      Appreciation /
 Amount                Date                                                                        (Depreciation)
-----------    ---------------------    ----------------------------------------------------       --------------

              WEB PORTALS / ISP - (0.04%)
$14,800,111         04/24/2008          NHN Corp.                                                  $    (191,334)

                                        Agreement with Morgan Stanley, dated 06/30/2006 to
                                        receive the total return of the shares of NHN Corp.
                                        in exchange for an amount to be paid monthly equal
                                        to the LIBOR rate plus 0.45%.                             --------------
                                                                                                   $   2,217,967
                                                                                                  ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date     May 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date     May 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date     May 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.